SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                           February 20, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         RE: AllianceBernstein Municipal Income Fund, Inc. (the "Fund") File Nos. 033-07812 and 811-04791
              ----------------------------------------------------------

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the acquisition of all of the assets, and assumption of all of the liabilities, of National Portfolio II, a series of the Fund, and of Florida Portfolio, a series of AllianceBernstein Municipal Income Fund II, by National Portfolio, another series of the Fund. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

     We hereby acknowledge that (i) each Portfolio is responsible for the adequacy and accuracy of the disclosures in the filings; (ii) Staff comments or changes to disclosures in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and (iii) a Portfolio may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under the federal securities laws of the United States.

     If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.


                                           Sincerely,


                                           /s/ Young Seo


cc:    Kathleen Clarke


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